Other Acquisitions Other Acquisitions (Schedule of Cash Paid to Fair Value of Assets Acquired) (Details) (USD $)	11 Months Ended	12 Months Ended			0 Months Ended
	Dec. 29, 2013	Apr. 29, 2012	Apr. 27, 2011		Nov. 02, 2010
Business Acquisition [Line Items]
Fair value of assets			$ 1,057,870,000
Liabilities			274,294,000	[1]
Redeemable Noncontrolling Interest Of Acquisitions			124,669,000	[2]
Cash paid for acquisition			658,907,000
Cash and cash equivalents of Predecessor at June 7, 2013			40,605,000
Acquisitions of business, net of cash on hand	21,494,287,000	3,250,000	618,302,000
Foodstar Holding Pte [Member]
Business Acquisition [Line Items]
Cash paid for acquisition					165,400,000
Estimate contingent liability		$ 44,500,000

[1]	Includes contingent obligations to sellers of $44.5 million in 2011.
[2]	See Note 18 for additional information.